Income taxes	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Income taxes
22.	Income taxes

The components of the income tax provision include:

	2018	2017
Current	$-	$-
Deferred	489	298
	$489	$298

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2017 - 26.5%) to the effective tax rate is as follows:

	2018	2017
Income (loss) before income taxes	$(18,716)	$2,789
Combined statutory tax rate	26.5%	26.5%
Theoretical tax expense (recovery)	$(4,960)	$739
Non-deductible expenses:
Share-based payments	1,123	494
Meals and entertainment	18	-
Non-taxable income:
Non-taxable portion of capital gains	(83)	(762)
Effect of provincial tax rate difference	(4)	5
Changes in unrecognized deferred tax assets	4,395	(178)
Income tax expense	$489	$298

The components of deferred tax are summarized below. Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

	2018	2017
Deferred tax assets
Non-capital losses carried forward	$5,175	$5,690
Financing fees	315	31
Scientific research and experimental development	55	28
Finance lease obligation	42	-
Provisions	49	-

Deferred tax liabilities
Biological assets	(1,676)	(986)
Inventory	(1,639)	(1,989)
Investments in equity accounted investees	(41)	(153)
Other investments	(36)	(91)
Property, plant and equipment	(1,285)	(968)
Intangible assets	(2,809)	(2,978)
Net deferred tax liability	$(1,850)	$(1,416)

22.	Income taxes (continued)
The changes in the net deferred tax liability are provided below:

	2018	2017
Balance - beginning of year	$1,416	$1,457
Recognized in income	489	298
Recognized in other comprehensive income	(55)	(339)
Balance - end of year	$1,850	$1,416

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom:

	2018	2017
Property, plant and equipment	$1,090	$684
Share and debt issuance costs (i)	9,488	2,834
Losses carried forward (ii)	25,663	7,814
Equity accounted investments	923	-

(i)	Share and debt issuance costs will be fully amortized in 2023. The remaining deductible temporary differences may be carried forward indefinitely.

(ii)	For income tax purposes, the Company has non-capital losses carried forward from current and prior years which can be used to reduce future years' taxable income. These losses expire as follows:

Non-capital losses
2030	$32
2031	22
2032	341
2033	2,547
2034	1,782
2035	5,452
2036	4,623
2037	4,502
2038	26,145
$45,446